SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total consolidated assets	$ 8,877,383	$ 8,895,056	$ 9,340,341
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,512,825	7,478,104	7,269,624
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	120,789	121,980	135,707
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	376,655	427,668	473,731
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,636,735	3,453,135	3,193,895
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,378,646	3,475,321	3,466,291
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	644,482	682,204	825,247
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 720,076	$ 734,748	$ 1,245,470